UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 93.78%
Consumer Discretionary - 21.33%
Brown Shoe, Inc.	34,900	$510,238
Crocs, Inc. (a)	51,000	654,330
Libbey, Inc. (a)	43,000	537,930
Lifetime Brands, Inc. (a)	36,700	539,123
Media General, Inc. (a)	53,900	556,787
Select Comfort Corp. (a)	61,400	478,920
Sinclair Broadcast Group, Inc. - Class A (a)	87,600	529,104
Skechers U.S.A., Inc. (a)	14,600	541,514
TRW Automotive Holdings Corp. (a)	19,100	670,219
Ulta Salon Cosmetics & Fragrance, Inc. (a)	23,400	591,084
Valassis Communications, Inc. (a)	16,800	580,776
Whirlpool Corp.	6,000	499,800
		6,689,825
Energy - 1.74%
Callon Petroleum Co. (a)	94,800	546,996
		546,996
Financials - 7.86%
American International Group, Inc. (a)	15,800	607,826
Banco Macro SA - ADR (b)	18,900	717,633
Cardtronics, Inc. (a)	46,100	596,995
Zions Bancorporation	24,500	543,655
		2,466,109
Health Care - 5.66%
Hill Rom Holdings, Inc.	18,700	617,848
SXC Health Solutions Corp. (a)(b)	7,903	536,614
Universal American Corp. (a)	37,100	621,054
		1,775,516
Industrials - 38.60%
Air Transport Services Group, Inc. (a)	111,200	590,472
Alamo Group, Inc.	25,800	604,494
Alaska Air Group, Inc. (a)	12,300	634,557
ArvinMeritor, Inc. (a)	38,900	638,349
Cascade Corp.	14,900	568,733
Commercial Vehicle Group, Inc. (a)	49,700	559,125
Consolidated Graphics, Inc. (a)	12,500	537,125
Diamond Management & Technology Consultants, Inc.	53,100	576,135
Esterline Technologies Corp. (a)	11,500	590,295
Gardner Denver, Inc.	11,900	604,163
Interface, Inc.	48,100	597,883
Macquarie Infrastructure Co. LLC (a)	41,700	597,561
NACCO Industries, Inc. - Class A	6,000	534,240
Owens Corning (a)	18,100	569,788
Pacer International Inc. (a)	81,000	667,440
Standex International Corp.	21,800	654,436
Tennant Co.	16,900	634,088
Trimas Corp. (a)	49,700	593,418
US Airways Group, Inc. (a)	63,600	690,060
UAL Corp. (a)	27,900	662,346
		12,104,708

Information Technology - 9.33%
Lionbridge Technologies, Inc. (a)	115,900	570,228
Loral Space & Communications, Inc. (a)	14,000	669,760
Power One, Inc. (a)	78,300	973,269
Ultra Clean Holdings, Inc. (a)	65,800	712,614
		2,925,871
Materials - 5.92%
Clearwater Paper Corp. (a)	9,900	610,137
Neenah Paper, Inc.	29,900	536,406
Quaker Chemical Corp.	20,100	708,726
		1,855,269
Telecommunication Services - 3.34%
IDT Corp. - Class B (a)	56,500	1,046,380
TOTAL COMMON STOCKS (Cost $27,642,783)		$29,410,674

PARTNERSHIPS - 4.15%
Energy - 4.15%
Enterprise GP Holdings LP	12,300	$623,856
Inergy Holdings LP	22,400	676,704
TOTAL PARTNERSHIPS (Cost $1,175,568)		$1,300,560
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.70%
Demand Notes# - 2.70%
American Family Financial Services
0.100%	$846,768	$846,768
TOTAL SHORT-TERM INVESTMENTS (Cost $846,768)		$846,768
Total Investments (Cost $29,665,119) - 100.63%		$31,558,002
Liabilities in Excess of Other Assets - (0.63)%		(197,995)
TOTAL NET ASSETS - 100.00%		$31,360,007

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$29,665,119
Gross unrealized appreciation	2,631,818
Gross unrealized depreciation	(738,935)
Net unrealized appreciation	$1,892,883

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 6,689,825	$ -	$ -	$ 6,689,825
Energy	546,996	-	-	546,996
Financials	2,466,109	-	-	2,466,109
Health Care	1,775,516	-	-	1,775,516
Industrials	12,104,708	-	-	12,104,708
Information Technology	2,925,871	-	-	2,925,871
Materials	1,855,269	-	-	1,855,269
Telecommunication Services	1,046,380	-	-	1,046,380
Total Equity	$ 29,410,674	$ -	$ -	$ 29,410,674

Partnerships	$ 1,300,560	$ -	$ -	$ 1,300,560

Short-Term Investments	$ -	$ 846,768	$ -	$ 846,768

Total Investments in Securities	$ 30,711,234	$ 846,768	$ -	$ 31,558,002

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 98.58%
Consumer Discretionary - 27.32%
Apollo Group, Inc. (a)	24,700	$1,139,411
AutoZone, Inc. (a)	8,400	1,777,188
Best Buy Co., Inc.	32,900	1,140,314
DIRECTV (a)	42,400	1,575,584
Dish Network Corp.	69,500	1,395,560
Dollar Tree, Inc. (a)	37,500	1,662,000
Family Dollar Stores, Inc.	38,900	1,608,515
The Gap, Inc.	60,800	1,101,088
Liberty Global, Inc. (a)	55,800	1,632,150
Mattel, Inc.	65,700	1,390,212
The McGraw-Hill Companies, Inc.	45,400	1,393,326
Ross Stores, Inc.	26,800	1,411,288
TJX Companies, Inc.	32,500	1,349,400
Yum Brands, Inc.	35,700	1,474,410
		20,050,446
Consumer Staples - 21.08%
Altria Group, Inc.	73,100	1,619,896
Campbell Soup Co.	43,500	1,561,650
Clorox Co.	24,000	1,557,120
General Mills, Inc.	44,000	1,504,800
H.J. Heinz Co.	33,600	1,494,528
Kellogg Co.	29,200	1,461,460
Kimberly - Clark Corp.	25,200	1,615,824
Lorillard, Inc.	19,700	1,501,928
Philip Morris International, Inc.	31,600	1,612,864
Sysco Corp.	49,900	1,545,403
		15,475,473
Energy - 3.27%
Consol Energy, Inc.	35,300	1,323,044
Diamond Offshore Drilling	18,100	1,076,769
		2,399,813
Financials - 1.97%
Moody's Corp.	61,500	1,448,325

Health Care - 20.16%
Baxter International, Inc.	32,200	1,409,394
Becton, Dickinson & Co.	20,100	1,382,880
Bristol-Myers Squibb Co.	63,200	1,574,944
Cardinal Health, Inc.	42,800	1,381,156
CIGNA Corp.	47,200	1,451,872
Eli Lilly & Co.	43,800	1,559,280
Forest Laboratories, Inc. (a)	56,500	1,567,875
Humana, Inc. (a)	35,100	1,650,402
Johnson & Johnson	23,800	1,382,542
Laboratory Corp. of America Holdings (a)	19,700	1,437,706
		14,798,051

Industrials - 11.19%
Flowserve Corp.	13,200	1,308,912
Fluor Corp.	29,300	1,414,897
Honeywell International, Inc.	32,600	1,397,236
Joy Global, Inc.	25,300	1,502,061
Lockheed Martin Corp.	18,100	1,360,215
Raytheon Co.	26,500	1,226,155
		8,209,476
Information Technology - 5.29%
International Business Machines Corp.	11,900	1,527,960
SAIC, Inc. (a)	84,900	1,411,887
Western Digital Corp. (a)	35,700	942,123
		3,881,970
Materials - 8.30%
Crown Holdings, Inc. (a)	56,800	1,580,744
FMC Corp.	24,000	1,499,760
Freeport-McMoRan Copper & Gold, Inc.	20,100	1,437,954
Lubrizol Corp.	16,800	1,570,632
		6,089,090
TOTAL COMMON STOCKS (Cost $70,232,308)		$72,352,644
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 1.42%
Money Market Funds - 1.42%
Fidelity Government Portfolio - Institutional Class
0.077% (b)	1,041,719	$1,041,719
TOTAL SHORT-TERM INVESTMENTS (Cost $1,041,719)		$1,041,719
Total Investments (Cost $71,274,027) - 100.00%		$73,394,363
Other Assets in Excess of Liabilities - 0.00%		1,317
TOTAL NET ASSETS - 100.00%		$73,395,680

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$71,274,027
Gross unrealized appreciation	5,078,385
Gross unrealized depreciation	(2,958,049)
Net unrealized appreciation	$2,120,336

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 20,050,446	$ -	$ -	20,050,446
Consumer Staples	15,475,473	-	-	15,475,473
Energy	2,399,813	-	-	2,399,813
Financials	1,448,325	-	-	1,448,325
Health Care	14,798,051	-	-	14,798,051
Industrials	8,209,476	-	-	8,209,476
Information Technology	3,881,970	-	-	3,881,970
Materials	6,089,090	-	-	6,089,090
Total Common Stock	$ 72,352,644	$ -	$ -	$ 72,352,644

Short-Term Investments	$ 1,041,719	$ -	$ -	$ 1,041,719

Total Investments in Securities	$ 73,394,363	$ -	$ -	$ 73,394,363

Hennessy Select Large Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.68%
Consumer Discretionary - 7.93%
CBS Corp.	104,505	$1,544,584
Comcast Corp.	71,145	1,385,193
The Walt Disney Co.	77,430	2,608,617
Limited Brands, Inc.	52,295	1,340,844
Macy's, Inc.	71,930	1,341,495
MGM Resorts International (a)	55,705	604,956
Stanley Black & Decker Inc.	24,070	1,396,541
		10,222,230
Consumer Staples - 9.40%
Archer-Daniels-Midland Co.	49,560	1,355,962
Conagra Foods, Inc.	26,640	625,507
CVS Caremark Corp.	47,135	1,446,573
Kraft Foods, Inc. - Class A	38,700	1,130,427
Kroger Co.	62,695	1,327,880
PepsiCo, Inc.	50,405	3,271,789
Philip Morris International Inc.	58,150	2,967,976
		12,126,114
Energy - 10.59%
Apache Corp.	33,020	3,156,052
Chevron Corp.	24,640	1,550,111
ConocoPhillips	54,875	3,030,197
Devon Energy Corp.	35,520	2,219,645
Exxon Mobil Corp.	18,690	1,115,419
QEP Resources Inc.	69,435	2,586,491
		13,657,915
Financials - 26.72%
American Express Co.	46,350	2,069,064
Ameriprise Financial, Inc.	5,245	263,666
Bank of America Corp.	196,060	2,752,682
Bank of New York Mellon Corp.	48,150	1,207,120
Boston Properties, Inc.	20,915	1,712,939
Citigroup, Inc. (a)	568,525	2,330,953
Digital Realty Trust, Inc.	16,565	1,047,239
The Goldman Sachs Group, Inc.	17,660	2,663,481
J.P. Morgan Chase & Co.	119,300	4,805,404
Lincoln National Corp.	45,780	1,192,111
Morgan Stanley	53,320	1,439,107
PNC Financial Services Group, Inc.	37,800	2,244,942
Prudential Financial, Inc.	19,620	1,124,030
Simon Property Group, Inc.	19,883	1,773,961
Travelers Companies, Inc.	47,060	2,374,177
U.S. Bancorp (c)	122,960	2,938,744
Wells Fargo & Co.	90,985	2,523,014
		34,462,634
Health Care - 13.33%
Abbott Laboratories	39,180	1,922,955
Amgen Inc. (a)	40,455	2,206,011
Forest Laboratories, Inc. (a)	32,175	892,856
Johnson & Johnson	24,335	1,413,620
Merck & Co., Inc.	51,887	1,788,026
Pfizer, Inc.	213,205	3,198,075
St. Jude Medical, Inc. (a)	34,870	1,282,170
UnitedHealth Group, Inc.	95,770	2,916,197
Zimmer Holdings, Inc. (a)	29,665	1,571,948
		17,191,858

Industrials - 9.34%
Boeing Co.	14,190	966,907
Cummins, Inc.	13,695	1,090,259
Deere & Co.	13,315	887,844
Eaton Corp.	5,465	428,784
General Electric Co.	181,225	2,921,347
Illinois Tool Works, Inc.	34,595	1,504,882
Precision Castparts Corp.	11,265	1,376,470
Terex Corp. (a)	30,450	601,083
Union Pacific Corp.	30,410	2,270,715
		12,048,291
Information Technology - 6.19%
Intel Corp.	138,535	2,853,821
Microsoft Corp.	156,730	4,045,201
Western Digital Corp. (a)	41,215	1,087,664
		7,986,686
Materials - 5.08%
Eastman Chemical Co.	32,460	2,033,294
International Paper Co.	52,460	1,269,532
Pactiv Corp. (a)	38,930	1,527,997
Walter Energy, Inc.	24,100	1,718,330
		6,549,153
Telecommunication Services - 3.79%
Frontier Communications Corp.	23,505	179,578
Qwest Communications International Inc.	329,060	1,862,479
Verizon Communications, Inc.	97,930	2,845,846
		4,887,903
Utilities - 6.31%
American Electric Power, Inc.	58,170	2,092,957
Dominion Resources, Inc.	15,335	643,917
Exelon Corp.	58,175	2,433,460
MDU Resources Group, Inc.	27,775	548,556
PG&E Corp.	54,480	2,418,912
		8,137,802
TOTAL COMMON STOCKS (Cost $115,954,545)		$127,270,586
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 1.60%
Money Market Funds - 1.60%
Fidelity Government Portfolio - Institutional Class
0.077% (b)	2,066,213	$2,066,213
TOTAL SHORT-TERM INVESTMENTS (Cost $2,066,213)		$2,066,213
Total Investments (Cost $118,020,758) - 100.28%		$129,336,799
Liabilities in Excess of Other Assets - (0.28)%		(366,820)
TOTAL NET ASSETS - 100.00%		$128,969,979

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2010.
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the funds's distributor, is a subsidiary of U.S. Bancorp.
Details of transactions with this affiliated company for the nine months ended July 31, 2010 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares
U.S. Bancorp	$2,245,916	$338,337	$610,988	$1,973,265	$18,123	122,960

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$118,725,901
Gross unrealized appreciation	14,486,790
Gross unrealized depreciation	(3,875,892)
Net unrealized appreciation	$10,610,898

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 10,222,230	$ -	$ -	10,222,230
Consumer Staples	12,126,114	-	-	12,126,114
Energy	13,657,915	-	-	13,657,915
Financials	34,462,634	-	-	34,462,634
Health Care	17,191,858	-	-	17,191,858
Industrials	12,048,291	-	-	12,048,291
Information Technology	7,986,686	-	-	7,986,686
Materials	6,549,153	-	-	6,549,153
Telecommunication Services	4,887,903	-	-	4,887,903
Utilities	8,137,802			8,137,802
Total Common Stock	$ 127,270,586	$ -	$ -	$ 127,270,586

Short-Term Investments	$ 2,066,213	$ -	$ -	$ 2,066,213

Total Investments in Securities	$ 129,336,799	$ -	$ -	$ 129,336,799

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        9/22/10

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date       9/22/10